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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

              WARBURG PINCUS TRUST-INTERNATIONAL EQUITY PORTFOLIO

The following information supplements certain information contained in the portfolio's Prospectus and Statement of Additional Information.

Nancy Nierman joins P. Nicholas Edwards, Vincent J. McBride and Harold E. Sharon as Co-Portfolio Manager of the portfolio. Ms. Nierman previously served as Associate Portfolio Manager of the portfolio. Harold W. Ehrlich no longer serves as Co-Portfolio Manager of the portfolio.

Dated: October 18, 2000                                                  16-1000
                                                                             for
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                                                                           TRIEQ
                                                                           TRIPS
                                                                           TRIUS